Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.72%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$615,000	$693,815
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A%%	6.37	4-20-2055	1,540,000	1,549,585
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	835,000	902,902
Total asset-backed securities (Cost $3,054,843)				3,146,302

	Shares
Common stocks: 1.95%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA†	178	5,722
Energy: 1.46%
Oil, gas & consumable fuels: 1.46%
Enviva Equity‡†	355,591	6,400,638
Utilities: 0.43%
Independent power and renewable electricity producers: 0.43%
Vistra Corp.	11,360	1,908,821
Investment Companies: 0.06%
Resolute Topco, Inc.‡†	30,956	247,648
Total common stocks (Cost $2,689,858)		8,562,829

			Principal
Corporate bonds and notes: 108.70%
Basic materials: 1.53%
Chemicals: 1.03%
Chemours Co.144A	8.00	1-15-2033	$2,050,000	2,033,016
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	2,595,000	2,516,370
				4,549,386
Iron/steel: 0.50%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	2,190,000	2,184,634
Communications: 13.74%
Advertising: 2.06%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	940,000	915,670
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	2,110,000	1,878,601
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	2,150,000	2,260,316
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,765,000	1,640,693
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	2,260,000	2,368,075
				9,063,355
Internet: 0.93%
Arches Buyer, Inc.144A	6.13	12-1-2028	1,140,000	1,032,457
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Cablevision Lightpath LLC144A	5.63%	9-15-2028	$1,600,000	$1,498,672
Match Group Holdings II LLC144A	5.63	2-15-2029	1,575,000	1,558,331
				4,089,460
Media: 7.29%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	4,765,000	3,892,862
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,100,000	5,549,752
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	850,000	737,295
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	375,000	365,033
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	1,415,000	1,367,526
CSC Holdings LLC144A	3.38	2-15-2031	4,080,000	2,965,618
CSC Holdings LLC144A	4.63	12-1-2030	1,655,000	907,120
CSC Holdings LLC144A	5.50	4-15-2027	2,560,000	2,370,476
DISH DBS Corp.144A	5.75	12-1-2028	1,255,000	1,087,274
DISH Network Corp.144A	11.75	11-15-2027	3,375,000	3,563,646
Nexstar Media, Inc.144A	5.63	7-15-2027	1,730,000	1,706,291
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	1,425,000	1,362,276
Sirius XM Radio LLC144A	4.13	7-1-2030	3,475,000	3,106,073
Townsquare Media, Inc.144A	6.88	2-1-2026	3,101,000	3,097,474
				32,078,716
Telecommunications: 3.46%
CommScope LLC144A	8.25	3-1-2027	1,520,000	1,450,958
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	1,750,000	1,615,429
Level 3 Financing, Inc.144A	3.63	1-15-2029	1,815,000	1,397,550
Level 3 Financing, Inc.144A	3.88	10-15-2030	1,600,000	1,247,392
Level 3 Financing, Inc.144A	10.50	4-15-2029	3,660,000	4,099,697
Lumen Technologies, Inc.144A	10.00	10-15-2032	1,418,875	1,415,328
Viasat, Inc.144A	5.63	4-15-2027	1,620,000	1,573,393
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	2,315,000	2,396,074
				15,195,821
Consumer, cyclical: 17.01%
Airlines: 0.58%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	2,560,000	2,553,741
Auto parts & equipment: 0.84%
Adient Global Holdings Ltd.144A%%	7.50	2-15-2033	1,540,000	1,560,526
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	2,115,000	2,126,886
				3,687,412
Entertainment: 4.07%
CCM Merger, Inc.144A	6.38	5-1-2026	7,075,000	7,072,732
Churchill Downs, Inc.144A	6.75	5-1-2031	2,400,000	2,440,750
Cinemark USA, Inc.144A	7.00	8-1-2032	5,150,000	5,291,470
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	3,000,000	3,064,870
				17,869,822
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.68%
LGI Homes, Inc.144A	8.75%	12-15-2028	$2,015,000	$2,135,259
Tri Pointe Homes, Inc.	5.70	6-15-2028	856,000	854,466
				2,989,725
Housewares: 0.58%
Newell Brands, Inc.	6.38	5-15-2030	2,505,000	2,536,315
Leisure time: 2.65%
NCL Corp. Ltd.144A	5.88	2-15-2027	1,400,000	1,406,423
NCL Corp. Ltd.144A	6.75	2-1-2032	1,110,000	1,127,331
NCL Corp. Ltd.144A	7.75	2-15-2029	860,000	913,592
NCL Corp. Ltd.144A	8.13	1-15-2029	750,000	796,394
Sabre Global, Inc.144A	10.75	11-15-2029	4,205,000	4,338,168
Viking Cruises Ltd.144A	7.00	2-15-2029	3,045,000	3,074,205
				11,656,113
Lodging: 0.39%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	1,675,000	1,721,883
Retail: 7.22%
Bath & Body Works, Inc.144A	6.63	10-1-2030	1,810,000	1,842,845
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	2,885,000	3,202,665
FirstCash, Inc.144A	4.63	9-1-2028	1,310,000	1,252,602
FirstCash, Inc.144A	6.88	3-1-2032	2,940,000	2,980,754
Group 1 Automotive, Inc.144A	6.38	1-15-2030	1,475,000	1,499,200
Lithia Motors, Inc.144A	4.38	1-15-2031	2,010,000	1,851,057
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	1,630,000	1,596,793
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	3,240,000	3,064,154
Michaels Cos., Inc.144A	7.88	5-1-2029	2,595,000	1,629,999
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	3,175,000	3,164,753
Saks Global Enterprises LLC144A	11.00	12-15-2029	2,130,000	2,039,697
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	1,215,000	1,224,147
Sonic Automotive, Inc.144A	4.63	11-15-2029	885,000	833,532
Sonic Automotive, Inc.144A	4.88	11-15-2031	2,065,000	1,904,471
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	1,415,000	1,498,430
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	2,155,000	2,178,574
				31,763,673
Consumer, non-cyclical: 14.63%
Commercial services: 4.46%
Allied Universal Holdco LLC144A	7.88	2-15-2031	1,900,000	1,948,057
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,035,000	957,647
Block, Inc.144A	6.50	5-15-2032	2,680,000	2,739,252
CoreCivic, Inc.	8.25	4-15-2029	4,470,000	4,727,020
GEO Group, Inc.	8.63	4-15-2029	2,895,000	3,056,582
Service Corp. International	5.75	10-15-2032	3,150,000	3,095,227
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	3,350,000	3,081,126
				19,604,911
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 1.70%
B&G Foods, Inc.144A	8.00%	9-15-2028	$3,005,000	$3,113,994
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	1,705,000	1,551,262
Performance Food Group, Inc.144A	6.13	9-15-2032	1,480,000	1,483,110
U.S. Foods, Inc.144A	5.75	4-15-2033	1,350,000	1,312,390
				7,460,756
Healthcare-services: 6.47%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	2,060,000	1,756,297
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	1,745,000	1,590,617
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	1,175,000	1,210,218
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	2,455,000	2,538,598
DaVita, Inc.144A	6.88	9-1-2032	3,610,000	3,660,669
IQVIA, Inc.144A	6.50	5-15-2030	2,650,000	2,703,813
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	1,375,000	1,060,068
MPH Acquisition Holdings LLC144A%%	5.75	12-31-2030	278,636	222,909
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥%%	6.75	3-31-2031	2,389,914	1,314,453
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥%%	11.50	12-31-2030	426,450	366,747
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,940,000	1,859,636
Star Parent, Inc.144A	9.00	10-1-2030	3,480,000	3,662,013
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	1,250,000	1,246,886
Tenet Healthcare Corp.	6.75	5-15-2031	5,150,000	5,270,350
				28,463,274
Household products/wares: 0.35%
Central Garden & Pet Co.	4.13	10-15-2030	1,675,000	1,522,858
Pharmaceuticals: 1.65%
AdaptHealth LLC144A	5.13	3-1-2030	4,045,000	3,741,369
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	3,300,000	3,529,858
				7,271,227
Energy: 16.72%
Energy-alternate sources: 0.87%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦	6.50	1-15-2026	8,490,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	4,160,000	3,842,369
				3,842,369
Oil & gas: 4.41%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	1,280,000	1,312,730
California Resources Corp.144A	8.25	6-15-2029	1,620,000	1,665,496
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	3,040,000	3,123,004
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	2,060,000	2,190,142
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	2,070,000	1,961,057
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	400,000	379,870
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	1,120,000	1,168,972
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	1,539,000	1,544,942
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	855,000	841,380
Murphy Oil Corp.	6.00	10-1-2032	1,500,000	1,449,194
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries Ltd.144A	7.50%	1-15-2028	$975,000	$942,265
Nabors Industries, Inc.144A	9.13	1-31-2030	2,690,000	2,792,220
				19,371,272
Oil & gas services: 1.92%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	1,555,000	1,576,302
Bristow Group, Inc.144A	6.88	3-1-2028	4,695,000	4,720,020
Oceaneering International, Inc.	6.00	2-1-2028	2,170,000	2,153,715
				8,450,037
Pipelines: 9.52%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	2,235,000	2,282,856
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,081,992
Buckeye Partners LP144A	6.88	7-1-2029	940,000	962,338
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	2,870,000	2,767,353
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	3,415,000	3,605,823
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	550,000	580,473
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	965,000	964,482
Harvest Midstream I LP144A	7.50	9-1-2028	2,470,000	2,526,225
Harvest Midstream I LP144A	7.50	5-15-2032	1,660,000	1,727,476
Hess Midstream Operations LP144A	5.50	10-15-2030	1,065,000	1,051,533
Hess Midstream Operations LP144A	6.50	6-1-2029	515,000	525,414
Kinetik Holdings LP144A	5.88	6-15-2030	3,205,000	3,179,957
Prairie Acquiror LP144A	9.00	8-1-2029	2,500,000	2,585,380
Rockies Express Pipeline LLC144A	6.88	4-15-2040	3,837,000	3,732,459
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,950,000	3,812,860
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	2,400,000	2,443,961
Venture Global LNG, Inc.144A	8.38	6-1-2031	4,125,000	4,341,402
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,260,000	1,387,038
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,265,000	1,318,222
				41,877,244
Financial: 18.69%
Banks: 0.94%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	1,430,000	1,387,434
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	2,790,000	2,731,951
				4,119,385
Diversified financial services: 7.59%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	3,865,000	3,812,507
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	1,610,000	1,569,066
Encore Capital Group, Inc.144A	9.25	4-1-2029	2,100,000	2,250,534
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,465,000	1,504,890
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jane Street Group/JSG Finance, Inc.144A	6.13%	11-1-2032	$720,000	$716,527
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,770,000	1,829,314
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	1,720,000	1,628,725
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	1,435,000	1,441,745
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	1,475,000	1,576,290
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	2,690,000	2,696,163
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	2,150,000	2,216,284
Navient Corp.	11.50	3-15-2031	1,835,000	2,084,597
OneMain Finance Corp.	7.88	3-15-2030	2,340,000	2,461,612
PRA Group, Inc.144A	5.00	10-1-2029	3,395,000	3,140,004
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	1,545,000	1,306,319
United Wholesale Mortgage LLC144A	5.50	4-15-2029	3,250,000	3,150,989
				33,385,566
Insurance: 3.94%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	4,575,000	4,674,729
AmWINS Group, Inc.144A	4.88	6-30-2029	1,100,000	1,047,705
AmWINS Group, Inc.144A	6.38	2-15-2029	1,590,000	1,608,401
BroadStreet Partners, Inc.144A	5.88	4-15-2029	2,250,000	2,202,814
HUB International Ltd.144A	5.63	12-1-2029	1,250,000	1,225,808
HUB International Ltd.144A	7.25	6-15-2030	425,000	439,441
HUB International Ltd.144A	7.38	1-31-2032	2,980,000	3,064,222
Panther Escrow Issuer LLC144A	7.13	6-1-2031	1,480,000	1,515,622
USI, Inc.144A	7.50	1-15-2032	1,465,000	1,529,044
				17,307,786
Investment Companies: 0.34%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	625,000	605,776
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	6-15-2030	915,000	901,171
				1,506,947
REITs: 5.88%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	790,000	813,711
Brandywine Operating Partnership LP	8.88	4-12-2029	2,595,000	2,772,337
Iron Mountain, Inc.144A	4.50	2-15-2031	2,870,000	2,640,953
Iron Mountain, Inc.144A	5.25	7-15-2030	4,255,000	4,092,187
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	3,055,000	3,144,542
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	1,975,000	1,975,358
MPT Operating Partnership LP/MPT Finance Corp.144A%%	8.50	2-15-2032	445,000	451,901
Service Properties Trust	8.38	6-15-2029	985,000	984,420
Service Properties Trust144A	8.63	11-15-2031	4,050,000	4,300,634
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,775,000	1,791,973
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	810,000	711,398
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	2,030,000	2,170,439
				25,849,853
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 12.43%
Aerospace/defense: 1.73%
Spirit AeroSystems, Inc.144A	9.75%	11-15-2030	$2,665,000	$2,948,332
TransDigm, Inc.144A	6.63	3-1-2032	4,575,000	4,653,100
				7,601,432
Building materials: 3.12%
Builders FirstSource, Inc.144A	6.38	3-1-2034	2,135,000	2,147,364
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	3,865,000	3,796,245
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	1,830,000	1,628,696
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	3,290,000	3,327,772
JELD-WEN, Inc.144A	7.00	9-1-2032	1,715,000	1,634,609
Quikrete Holdings, Inc.144A%%	6.38	3-1-2032	745,000	746,855
Quikrete Holdings, Inc.144A%%	6.75	3-1-2033	445,000	446,112
				13,727,653
Electrical components & equipment: 1.20%
Energizer Holdings, Inc.144A	4.38	3-31-2029	2,330,000	2,178,373
WESCO Distribution, Inc.144A	6.63	3-15-2032	3,045,000	3,113,266
				5,291,639
Electronics: 0.09%
Sensata Technologies, Inc.144A	6.63	7-15-2032	400,000	402,551
Environmental control: 0.43%
Clean Harbors, Inc.144A	6.38	2-1-2031	1,840,000	1,866,498
Hand/machine tools: 1.43%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	2,175,000	2,394,547
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	3,852,718	3,896,061
				6,290,608
Machinery-diversified: 0.59%
Chart Industries, Inc.144A	7.50	1-1-2030	1,385,000	1,446,954
Chart Industries, Inc.144A	9.50	1-1-2031	1,060,000	1,142,870
				2,589,824
Packaging & containers: 1.29%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	2,190,000	2,178,383
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	850,000	863,514
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	1,055,000	1,075,003
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	1,500,000	1,559,151
				5,676,051
Transportation: 0.56%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	2,445,000	2,451,582
Trucking & leasing: 1.99%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	1,400,000	1,399,817
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing(continued)
Fortress Transportation & Infrastructure Investors LLC144A	5.50%	5-1-2028	$2,415,000	$2,360,540
Fortress Transportation & Infrastructure Investors LLC144A	5.88	4-15-2033	1,105,000	1,057,233
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	2,775,000	2,812,388
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	1,095,000	1,110,122
				8,740,100
Technology: 6.93%
Computers: 1.41%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	420,000	434,778
Insight Enterprises, Inc.144A	6.63	5-15-2032	1,395,000	1,418,365
McAfee Corp.144A	7.38	2-15-2030	1,350,000	1,330,003
Seagate HDD Cayman	8.50	7-15-2031	2,840,000	3,040,169
				6,223,315
Office/business equipment: 0.54%
Zebra Technologies Corp.144A	6.50	6-1-2032	2,320,000	2,372,743
Semiconductors: 0.35%
Entegris, Inc.144A	5.95	6-15-2030	1,530,000	1,525,103
Software: 4.63%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	3,725,000	3,604,086
Cloud Software Group, Inc.144A	6.50	3-31-2029	3,175,000	3,120,989
Cloud Software Group, Inc.144A	8.25	6-30-2032	2,550,000	2,650,511
Cloud Software Group, Inc.144A	9.00	9-30-2029	4,120,000	4,219,506
Ellucian Holdings, Inc.144A	6.50	12-1-2029	1,020,000	1,026,148
Rocket Software, Inc.144A	9.00	11-28-2028	2,400,000	2,485,961
SS&C Technologies, Inc.144A	6.50	6-1-2032	3,190,000	3,242,185
				20,349,386
Utilities: 7.02%
Electric: 7.02%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	1,905,000	1,861,493
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	2,565,000	2,611,327
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,755,000	1,664,019
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,830,000	2,950,877
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	1,890,000	1,891,620
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	2,710,000	2,726,566
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,360,000	3,175,708
PG&E Corp.	5.25	7-1-2030	3,190,000	3,000,003
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	2,940,000	2,856,503
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	2,925,000	2,772,434
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,510,000	1,515,050
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	1,485,000	1,591,137
Vistra Operations Co. LLC144A	7.75	10-15-2031	2,130,000	2,248,564
				30,865,301
Total corporate bonds and notes (Cost $471,086,427)				477,947,327
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 10.42%
Communications: 2.66%
Internet: 0.41%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.25%)±	7.67%	11-30-2027	$1,810,000	$1,809,547
Media: 1.12%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.81	1-18-2028	1,644,156	1,608,198
DirecTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.80	4-30-2025	2,240,000	2,222,573
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	8.81	9-30-2027	1,595,597	1,099,973
				4,930,744
Telecommunications: 1.13%
CommScope, Inc. (U.S. SOFR 1 Month+5.50%)±	9.81	12-17-2029	4,875,000	4,977,570
Consumer, cyclical: 3.68%
Airlines: 0.18%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.04	10-20-2027	790,851	804,691
Auto parts & equipment: 0.64%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	7.09	2-28-2025	895,000	896,118
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	1,952,447	1,913,398
				2,809,516
Entertainment: 0.66%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.59	12-2-2031	2,910,000	2,903,540
Housewares: 0.55%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.06	10-30-2029	2,400,563	2,414,078
Retail: 1.65%
Chinos Intermediate Holding, Inc. (U.S. SOFR 3 Month+6.00%)±	10.29	9-26-2031	1,950,000	1,976,813
Great Outdoors Group LLC (U.S. SOFR 3 Month+3.25%)±	7.55	1-16-2032	1,715,000	1,724,998
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	2,510,000	2,408,144
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.16	2-11-2028	1,142,039	1,143,752
				7,253,707
Consumer, non-cyclical: 1.19%
Commercial services: 0.24%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.56	4-13-2029	1,030,000	1,044,677
Healthcare-services: 0.95%
LifePoint Health, Inc. (U.S. SOFR 3 Month+3.50%)±	7.96	5-17-2031	463,838	461,157
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031	3,721,300	3,079,376
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	644,788	631,892
				4,172,425
Energy: 0.22%
Pipelines: 0.22%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.56	8-1-2029	947,849	955,944
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 1.36%
Diversified financial services: 0.48%
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	6.40%	12-15-2031	$753,039	$751,759
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)±	11.09	4-30-2027	1,393,404	1,366,692
				2,118,451
Insurance: 0.69%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	7-31-2027	962,500	961,432
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.68	1-31-2028	1,470,853	1,434,817
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.08	5-6-2032	647,368	655,460
				3,051,709
REITs: 0.19%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.75%)‡±	8.05	12-11-2028	825,000	828,094
Industrial: 0.71%
Building materials: 0.71%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.16	11-23-2027	2,335,000	2,250,753
Quikrete Holdings, Inc. (U.S. SOFR 3 Month+2.25%)±	6.56	2-10-2032	855,000	858,634
				3,109,387
Technology: 0.60%
Computers: 0.35%
McAfee LLC (U.S. SOFR 1 Month+3.00%)±	7.34	3-1-2029	1,545,000	1,548,476
Software: 0.25%
Genesys Cloud Services Holdings II LLC (U.S. SOFR 3 Month+2.50%)±	6.81	1-23-2032	430,000	430,809
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.56	11-28-2028	655,042	663,053
				1,093,862
Total loans (Cost $46,655,171)				45,826,418

	Expiration date	Shares
Rights: 0.00%
Utilities: 0.00%
Independent power and renewable electricity producers: 0.00%
Vistra Energy Corp.♦†	1-13-2025	13,037	18,904
Total rights (Cost $0)			18,904

		Maturity date	Principal
Yankee corporate bonds and notes: 18.84%
Basic materials: 0.43%
Chemicals: 0.43%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	$2,220,000	1,898,464
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 4.08%
Internet: 1.39%
Rakuten Group, Inc.144A	9.75%	4-15-2029	$2,795,000	$3,052,686
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	3,110,000	3,068,568
				6,121,254
Media: 1.14%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	3,565,000	3,161,306
VZ Secured Financing BV144A	5.00	1-15-2032	2,050,000	1,831,655
				4,992,961
Telecommunications: 1.55%
Altice Financing SA144A	9.63	7-15-2027	955,000	884,565
Altice France SA144A	5.50	10-15-2029	2,085,000	1,658,633
Telecom Italia Capital SA	7.20	7-18-2036	1,810,000	1,815,761
Zegona Finance PLC144A	8.63	7-15-2029	2,310,000	2,465,925
				6,824,884
Consumer, cyclical: 2.97%
Airlines: 1.48%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,250,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	2,195,000	2,258,427
				6,508,427
Entertainment: 0.62%
Banijay Entertainment SASU144A	8.13	5-1-2029	2,625,000	2,728,928
Leisure time: 0.87%
Carnival Corp.144A%%	6.13	2-15-2033	1,745,000	1,749,322
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	680,000	674,957
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	1,400,000	1,411,088
				3,835,367
Consumer, non-cyclical: 2.14%
Cosmetics/Personal Care: 0.56%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	2,520,000	2,471,150
Pharmaceuticals: 1.58%
1375209 BC Ltd.144A	9.00	1-30-2028	930,000	931,351
Bausch Health Cos., Inc.144A	5.25	1-30-2030	2,235,000	1,184,550
Bausch Health Cos., Inc.144A	6.13	2-1-2027	2,505,000	2,290,096
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,250,000	2,519,291
				6,925,288
Energy: 3.13%
Oil & gas: 1.11%
Baytex Energy Corp.144A	8.50	4-30-2030	1,055,000	1,086,912
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 11

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$2,252,195	$2,249,564
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	1,543,000	1,540,121
				4,876,597
Pipelines: 2.02%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	2,600,000	2,724,954
Northriver Midstream Finance LP144A	6.75	7-15-2032	3,005,000	3,076,152
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	3,000,000	3,085,425
				8,886,531
Financial: 3.37%
Banks: 1.70%
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	1,400,000	1,543,032
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.66%)144A±	8.45	6-29-2038	1,135,000	1,174,128
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	1,145,000	1,198,600
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	2,710,000	2,631,029
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	865,000	906,530
				7,453,319
Diversified financial services: 1.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	1,530,000	1,568,463
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	2,605,000	2,623,379
GGAM Finance Ltd.144A	5.88	3-15-2030	3,195,000	3,163,112
				7,354,954
Industrial: 2.02%
Aerospace/defense: 0.52%
Bombardier, Inc.144A	8.75	11-15-2030	2,125,000	2,288,089
Electronics: 0.48%
Sensata Technologies BV144A	5.88	9-1-2030	2,140,000	2,105,736
Machinery-diversified: 0.37%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	1,600,000	1,613,130
Packaging & containers: 0.65%
Trivium Packaging Finance BV144A	8.50	8-15-2027	2,885,000	2,887,060
Utilities: 0.70%
Electric: 0.70%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,220,000	3,072,951
Total yankee corporate bonds and notes (Cost $82,106,055)				82,845,090
See accompanying notes to portfolio of investments
12 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.14%
Investment companies: 5.14%
Allspring Government Money Market Fund Select Class♠∞##		4.32%	22,575,221	$22,575,221
Total short-term investments (Cost $22,575,221)				22,575,221
Total investments in securities (Cost $628,167,575)	145.77%			640,922,091
Other assets and liabilities, net	(45.77)			(201,234,439)
Total net assets	100.00%			$439,687,652

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$28,320,595	$164,967,245	$(170,712,619)	$0	$0	$22,575,221	22,575,221	$603,115
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 13

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Income Opportunities Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$3,146,302	$0	$3,146,302
Common stocks
Communication services	0	5,722	0	5,722
Energy	0	0	6,400,638	6,400,638
Investment Companies	0	0	247,648	247,648
Utilities	1,908,821	0	0	1,908,821
Corporate bonds and notes	0	477,947,327	0	477,947,327
Loans	0	44,366,432	1,459,986	45,826,418
Rights
Utilities	0	18,904	0	18,904
Yankee corporate bonds and notes	0	82,845,090	0	82,845,090
Short-term investments
Investment companies	22,575,221	0	0	22,575,221
Total assets	$24,484,042	$608,329,777	$8,108,272	$640,922,091
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$0	$2,225,404	$0	$0	$0	$4,175,234	$247,648	$0	$6,648,286
Loans	1,382,900	1,423,319	(10,556)	4,438	85	26,492	0	(1,366,692)	1,459,986
	1,382,900	3,648,723	(10,556)	4,438	85	4,201,726	247,648	(1,366,692)	8,108,272

Net Change in Unrealized Gains (Losses) on Investments Held at January 31, 2025
Investments in:
Common stocks	$4,175,234
Loans	35,068
4,210,302
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Allspring Income Opportunities Fund | 15